Losses and Loss Adjustment Expenses - Average Annual Duration of Claims (Details)	Dec. 31, 2020
Legacy Underwriting | Workers' compensation/personal accident
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	14.40%
Year 2	29.38%
Year 3	20.46%
Year 4	11.77%
Year 5	5.19%
Year 6	2.57%
Year 7	1.61%
Year 8	0.00%
Year 9	0.00%
Year 10	0.00%
Legacy Underwriting | General Casualty
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	7.72%
Year 2	20.87%
Year 3	17.53%
Year 4	15.99%
Year 5	9.96%
Year 6	4.35%
Year 7	7.85%
Year 8	9.00%
Year 9	0.06%
Year 10	0.08%
Legacy Underwriting | Marine
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	18.17%
Year 2	30.97%
Year 3	19.08%
Year 4	9.99%
Year 5	5.02%
Year 6	2.46%
Year 7	3.48%
Year 8	2.04%
Year 9	0.99%
Year 10	0.39%
Legacy Underwriting | Property
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	19.10%
Year 2	28.75%
Year 3	26.40%
Year 4	8.35%
Year 5	2.47%
Year 6	2.69%
Year 7	1.55%
Year 8	1.01%
Year 9	0.02%
Year 10	0.30%
Legacy Underwriting | Aerospace
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	32.80%
Year 2	29.84%
Year 3	15.40%
Year 4	4.61%
Year 5	4.31%
Year 6	2.22%
Year 7	1.93%
Year 8	1.12%
Year 9	0.48%
Year 10	0.01%
2011 | Run-off
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	25.68%
Year 2	17.45%
Year 3	(3.59%)
Year 4	(28.95%)
Year 5	(2.12%)
Year 6	3.57%
Year 7	(3.49%)
Year 8	4.99%
Year 9	11.18%
Year 10	8.86%
2012 | Run-off
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	1.30%
Year 2	26.42%
Year 3	16.71%
Year 4	12.48%
Year 5	10.00%
Year 6	4.47%
Year 7	5.48%
Year 8	4.17%
Year 9	2.12%
2013 | Run-off
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	25.96%
Year 2	21.67%
Year 3	15.93%
Year 4	11.01%
Year 5	6.15%
Year 6	3.89%
Year 7	2.24%
Year 8	0.32%
2014 | Run-off
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	33.84%
Year 2	24.15%
Year 3	11.11%
Year 4	8.07%
Year 5	3.74%
Year 6	1.65%
Year 7	1.10%
2015 | Run-off
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	17.33%
Year 2	17.09%
Year 3	12.84%
Year 4	9.80%
Year 5	7.69%
Year 6	4.65%
2015 | Run-off | Workers' compensation/personal accident
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	13.72%
Year 2	17.09%
Year 3	12.73%
Year 4	9.73%
Year 5	6.71%
Year 6	4.27%
2016 | Run-off
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	7.67%
Year 2	9.18%
Year 3	7.99%
Year 4	8.41%
Year 5	6.86%
2016 | Run-off | Workers' compensation/personal accident
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	10.33%
Year 2	8.96%
Year 3	7.09%
Year 4	9.89%
Year 5	8.22%
2017 | Run-off
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	8.04%
Year 2	7.64%
Year 3	6.71%
Year 4	6.11%
2018 | Run-off
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	12.86%
Year 2	25.40%
Year 3	12.00%
2018 | Run-off | Workers' compensation/personal accident
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	2.03%
Year 2	19.49%
Year 3	10.03%
2018 | Run-off | General Casualty
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	11.31%
Year 2	21.69%
Year 3	17.77%
2018 | Run-off | Professional indemnity/ Directors & Officers
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	19.55%
Year 2	14.40%
Year 3	5.34%
2018 | Run-off | Motor
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	11.08%
Year 2	38.47%
Year 3	17.61%
2019 | Run-off
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	11.11%
Year 2	12.68%
2019 | Run-off | Workers' compensation/personal accident
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	3.67%
Year 2	2.02%
2019 | Run-off | General Casualty
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	8.82%
Year 2	7.43%
2020 | Run-off
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	11.43%
2020 | Run-off | General Casualty
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	3.32%
2020 | Run-off | Professional indemnity/ Directors & Officers
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	1.30%
2020 | Run-off | Motor
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	32.78%